Recapitalization (Tables)	12 Months Ended
Dec. 31, 2025
Recapitalization [Abstract]
Schedule of Number of Shares of Common Stock of Issued Immediately Following the Consummation of the Merger

The number of shares of Common Stock of Fold Holdings, Inc. issued immediately following the consummation of the Merger was as follows:

Shares by Type	Number of shares
FTAC Emerald total shares outstanding prior to the Merger	14,237,038
Less: Redemption of FTAC Emerald shares	(3,304,183)
Class A Shares of FTAC Emerald	10,932,855
Shares issued for Fold Common Stock	34,067,810
Exercise of Series B warrants	500,000
Issuance of March 2025 Closing Shares	750,000
Total Shares of Common Stock outstanding	46,250,665